CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5 – CASH AND CASH EQUIVALENTS

	December 31,
	2023	2024
	in USD thousands

Cash on hand and in bank	3,154	944
Short-term bank deposits	1,101	9,492
	4,255	10,436

The short-term bank deposits included in cash and cash equivalents bear interest at annual rates of between 0.70% and 5.66%.